Net revenues - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 141	€ 119	€ 524